RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Trade accounts receivable	$ 151	$ 289
Trade accounts payable	30	34
Revenues	618	682	$ 514
Purchases, general and administrative expenses	433	334	314
Interest on loans from controlling shareholder	$ 0	$ 0	$ 102